Wells, Pipelines, Properties, Plant and Equipment, Net - Assumptions to Determine NPV of Cash Flows (Pemex Energy Transformation) (Detail) - Gas - Energy Transformation	6 Months Ended	12 Months Ended
	Jun. 30, 2026 millionsPerDay $ / $	Dec. 31, 2025
Disclosure of detailed information about property, plant and equipment [line items]
Processed volume (millions per day) | millionsPerDay	2,262
Rate of U.S.$ | $ / $	17.4700
Useful lives of the cash-generating units (year average)	8 years
Pre-tax discount rate	9.81%	10.72%